New York Life Insurance Company 51 Madison Avenue, New York, NY 10010 Tel: (212) 576-7856 E-Mail: mary_najem@newyorklife.com www.newyorklife.com
Mary E. Najem Associate General Counsel
VIA EDGAR
February 7, 2023
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:
New York Life Insurance and Annuity Corporation (“NYLIAC”)
Variable Universal Life Separate Account-I
Post-Effective Amendment No. 2 to Registration Statement on Form N-6
Market Wealth Plus (the “Policy”)
File Nos. 811-07798/333-263768
Commissioners:
On behalf of NYLIAC Variable Universal Life Separate Account – I (the “Registrant”), a separate account established by NYLIAC, we hereby file electronically the above-captioned Post-Effective Amendment No. 2 (the “Amendment”) to the registration statement on Form N-6 (File No. 333-263768) (the “Registration Statement”) under the Securities Act of 1933 (“Securities Act”) and of Amendment No. 181 under the Investment Company Act of 1940 (“1940 Act”).
To facilitate the Securities Exchange Commission (“SEC”) staff’s review of the Registration Statement, we submit the information below.
A. Purpose of Amendment
Registrant is filing the Amendment pursuant to Rule 485(a)(1) of the Securities Act to:
•
disclose the availability of new optional rider under the Policy, described below;
•
make changes pursuant to relevant comments we received from the staff in connection with Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 for CorpExec VUL Plus (File No. 333-232790), filed pursuant to Rule 485(a) on October 14, 2022, and subsequently withdrawn on December 12, 2022 (the “CEVUL Plus Filing”);
•
and make other non-material changes.
I.
The Premium Deposit Account Rider
The Premium Deposit Account Rider (“PDA Rider”) is an optional rider that can be used to fund up to fourteen years of Planned Premiums into the Policy. Within 45 days after paying the initial premium directly into the Policy, a policyowner can elect the PDA Rider to make a single lump sum deposit into an interest-bearing Premium Deposit Account. NYLIAC will automatically pay subsequent Planned Premiums on the Policy directly from the Premium Deposit Account balance. Interest will be credited daily on the funds remaining in the Premium Deposit Account. This interest is based on an annual rate effective on the date of the PDA Rider and that will not change for the term of the PDA Rider. Withdrawals are permitted from the Premium Deposit Account pursuant to the terms of the PDA Rider and may be subject to a withdrawal fee. The PDA Rider will continue until the balance in the Premium Deposit Account is zero or the PDA Rider otherwise terminates pursuant to its terms. The Premium Deposit Account will have no cash value or loan value under the Policy and will not be registered under the Securities Act.
II.
CEVUL Plus Filing Comments
Registrant has made the following changes to the statutory prospectus for the Policy in response to comments received by the SEC staff on the CEVUL Plus Filing:
•
The Key Information Table was updated to reflect the restrictions associated with the optional benefits available under the Policy pursuant to Item 2 of Form N-6;
•
Optional benefits, including Dollar-Cost Averaging, Dollar-Cost Averaging Plus Account, Dollar-Cost Averaging Extension Account, Interest Sweep, Automatic Asset Rebalancing and Expense Allocation Options were added to the Additional Benefits Through Riders and Options Table pursuant to Section 11 of Form N-6; and
•
The “Loans” disclosure pursuant to Item 13 of Form N-6 was moved to follow the Benefits Table and accompanying narrative disclosure.
The Registrant has revised the prospectus and initial summary prospectus for the Policy, to reflect the changes outlined in Sections A.I and A.II above. Other than the changes outlined above, Registrant represents that the Amendment effects no other material changes to the Registration Statement.
B. Request for Selective Review
As SEC staff reviewed the initial N-6 of this Registration Statement within the last year and no material changes have been made since the Registration Statement became effective other than the changes proposed above, we respectfully request selective review of the Amendment pursuant to Securities Act Release No. 6510 (Feb. 15, 1984) (“Release”). The staff has encouraged registrants to request selective review of their filings pursuant to the Release. See, e.g., SEC Staff Letter to Registrants, dated November 7, 1996, at 6, par. D.1.
The Release states that the staff “will try to notify each registrant promptly concerning what level of review will be accorded their filing.” The Release further states that “the staff expects to notify registrants concerning the status of their filings within ten calendar days of the filing date.” In view of Registrant’s timetable, discussed in Section C below, we would appreciate receiving a prompt communication from the staff regarding the review it will accord the filing.
C. Timetable for Effectiveness
Registrant has marked the Amendment to become effective automatically sixty (60) days after filing pursuant to Rule 485(a)(1), on April 8, 2023. Registrant intends to delay the effectiveness of the Amendment and to file a subsequent amendment pursuant to Rule 485(b) to consolidate the changes contained in the Amendment with other non-material and annual update changes to the Registration Statement and the prospectus and statement of additional information contained therein, such that the Amendment will go effective on May 1, 2023.
Registrant also intends to revise the registration statements for other variable universal life policies to reflect the above changes, to the extent applicable. Separately, Registrant will request the SEC’s permission to amend the registration statements of those policies by means of amendment pursuant to Rule 485(b)(1)(vii) under the Securities Act.
Thank you for your attention to this matter. I look forward to receiving your comments at your earliest convenience. If you have any questions regarding this submission, please contact the undersigned at 212-576-7856.
Very truly yours,
/s/ Mary E. Najem Mary E. Najem Associate General Counsel
cc: Sally Samuel, Esq.